Summary of significant accounting policies - Earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Weighted average number of shares outstanding - basic (in shares)	6,302,458	4,836,000	4,836,000